UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________________ to ________________
Date of Report (Date of earliest event reported) ________________
Commission File Number of securitizer: ________________
Central Index Key Number of securitizer: 0001760555
_____________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
☑  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0001760555
                                             Proteus RMBS DAC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  _______________
Central Index Key Number of underwriter (if applicable):     _______________
                                                            Ronan Carroll, +353 1697 3200
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:
Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 1 hereto is an agreed-upon procedures report dated December 3, 2018, of KPMG LLP, obtained by the issuer and seller, which sets forth the findings and conclusions with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated:  December 4, 2018
PROTEUS FUNDING DAC (Depositor) /s/ Jarlath Canning
By:	Name: Jarlath Canning Title: Director

EXHIBIT INDEX
Exhibit
1	Agreed-upon procedures report dated December 3, 2018, of KPMG LLP